Dividends (Details)			6 Months Ended
	Jan. 07, 2021 USD ($) $ / shares	Jan. 07, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Dividends
Dividends paid | £			£ 0	£ 23,229,000	£ 0
Dividends paid before financial statements authorised for issue but not recognised as distribution to owners	$ 14,665,000	£ 10,718,000
Dividends paid before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares	$ 0.09